SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based upon this review, the Company identified the following subsequent event that is required disclosure in the financial statements.

On October 11, 2024, the Company issued a promissory note to AMC (the “Promissory Note 3”), pursuant to which the Company could borrow up to an aggregate of $100,000. The entire unpaid principal balance of this Promissory Note 3 shall be payable on the earlier of: (i) December 31, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, potential target shall convert the unpaid principal balance under Promissory Note 3 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Promissory Note 3 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. As of the date of this filing, $54,285 is outstanding.

As previously disclosed in Note 1, the Company received a written notice from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company is not in compliance with Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”), which requires the Company to have at least 400 total holders for continued listing on The Nasdaq Global Market. On October 28, 2024, the Company submitted a plan to transfer the listing of our Ordinary Shares, Units and Rights from the Nasdaq Global Market to the Nasdaq Capital Market.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based upon this review, the Company determined that there were no significant unrecognized events except for the below:

On March 11, 2024, the Company was contacted by the staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”). The Staff notified the Company that it was not in compliance with the Nasdaq continuing listing standard following the termination of the phase-in period provided under Nasdaq Listing Rule 5615(b)(1) and 5605(c)(2)(A) regarding the composition of the Company’s Board of Directors (the “Board”) and the Audit Committee, respectively, because a majority of the Board was not comprised of independent directors and the Audit Committee was not comprised of at least three independent directors. The Company believes that following the appointments described herein, that the Company is now compliant with Nasdaq Listing Rule 5615(b)(1) and 5605(c)(2)(A), respectively.

On March 12, 2024, the Company issued a promissory note to TenX Global Capital LP (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $400,000. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) September 12, 2024 (six (6) months from the issuing of this Note) or (ii) promptly after the date on which Maker consummates an initial business combination (a “Business Combination”) (such earlier date, the “Maturity Date”) (as described in its initial public offering prospectus dated December 19, 2022 (the “Prospectus”)).

On March 15, 2024, Brian Hartzband was appointed to the Board as a Class I director with his initial term expiring at the Company’s first annual meeting of stockholders. The Board has determined that Mr. Hartzband is an independent director under the Nasdaq Stock Market Rules. Mr. Hartzband entered into the Company’s standard indemnification agreement for directors. Mr. Hartzband was also appointed as a member of the Audit Committee and as a member of the Compensation Committee.

On March 18, 2024, the Company delivered to Wanshun a notice of Termination of Business Combination, in which the Business Combination Agreement was terminated pursuant to Section 8.1(e) of the Business Combination Agreement. The termination of the Business Combination Agreement is effective as of March 18, 2024. For additional information regarding the Transactions, the Business Combination Agreement, Notice of Termination of Business Combination and Wanshun, see the Current Reports on Form 8-K filed by the Company with the SEC on August 14, 2023, August 17, 2023 and March 25, 2024.

On March 22, 2024, a related party of the Company deposited $55,000 into the Trust Account, extending the deadline to complete a business combination from March 22, 2024 to April 22, 2024.

On April 15, 2024, we amended and restated the Extension Note with AlphaVest Holding LP to increase the principal amount to $715,000 and extend the maturity date to the earlier of: (i) September 12, 2024 or (ii) promptly after the date on the consummation of the business combination.